UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one):  		[  ] is a restatement.
      						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Susquehanna Fundamental Investments, LLC
Address:   		401 City Avenue, Suite 220
    			Bala Cynwyd, PA  19004

Form 13F File Number:  	28-13683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Sopinsky
Title: 	Assistant Secretary
Phone: 	610-617-2600

Signature, Place, and Date of Signing

   /s/ Brian Sopinsky 	 	Bala Cynwyd, Pennsylvania	05/14/2013


Report Type (Check only one):

[ ] 13F ENTRIES REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

Form 13F File Number   	     Name

28-13216 	      	     Susquehanna International Group, LLP